Senior Convertible Notes Payable - Senior convertible notes payable (Details) - USD ($)	Aug. 31, 2019	Aug. 31, 2018
Senior Convertible Notes Payable
Senior Convertible Notes, Principal	$ 6,808,000	$ 10,000,000
Less debt discount and deferred financing costs	(3,457,000)	(3,829,000)
Total outstanding convertible notes, net	3,351,000	6,171,000
Less current portion of convertible notes payable	(3,351,000)	(6,171,000)
Long-term convertible notes payable